Segment Information (Details) - Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) - Reportable Segments [Member] - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	$ 1,516	$ 9,194
Share of gain or (loss) from equity method investments, excluding impairments	1,154	(1,279)
Segment income (loss) from operations	(4,158)	(8,839)
Depreciation and amortization expense	(1)	(1,342)
Gain on deconsolidation of FCG	(2)
Share of equity method investee’s impairment of fixed assets
Interest expense	(269)	(271)
Interest income	3
Change in fair value of warrant liabilities	208
Change in fair value of earnout liabilities	118,615
Foreign exchange transaction gains (losses)	(373)	599
Income tax benefit	1	3
Net loss	114,024	(9,850)
Falcon’s Creative Group [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		8,002
Share of gain or (loss) from equity method investments, excluding impairments	533
Segment income (loss) from operations	533	(413)
Destination Operations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	(2)
Share of gain or (loss) from equity method investments, excluding impairments	87	2
Segment income (loss) from operations	(414)	(547)
PDP [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments, excluding impairments	534	91
Segment income (loss) from operations	534	91
Sierra Parima [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments, excluding impairments		(1,372)
Segment income (loss) from operations		(1,372)
Falcons Beyond Brands [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		1,477
Share of gain or (loss) from equity method investments, excluding impairments
Segment income (loss) from operations	(663)	129
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments, excluding impairments
Segment income (loss) from operations
Unallocated Corporate Overhead [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	1,518
Share of gain or (loss) from equity method investments, excluding impairments
Segment income (loss) from operations	$ (4,148)	(6,501)
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		(285)
Share of gain or (loss) from equity method investments, excluding impairments
Segment income (loss) from operations		$ (226)